As filed with the Securities and Exchange Commission on February 25, 2005
                                    Investment Company Act file number 811-4922

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   California Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
          (Address of principal executive offices)           (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  December 31, 2004

Item 1: Report to Stockholders

--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================


Dear Shareholder:


We are pleased to present the annual report of California Daily Tax Free Income Fund, Inc. (the "Fund") for the year ended December 31, 2004.


The Fund had net assets of $241,187,132 and 468 active shareholders.


We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,


/s/Steven W. Duff


Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value
           Class A Shares                     7/1/04                 12/31/04        Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,002.70                     $4.43
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.71                     $4.47
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
           Class B Shares             Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              7/1/04                 12/31/04
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,003.70                     $3.52
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,021.62                     $3.56
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
     Advantage California Shares      Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              7/1/04                 12/31/04
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,002.50                     $4.63
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.51                     $4.67
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.88%, 0.70% and 0.92% for the Class A, Class B and Advantage shares, respectively, multiplied by the average account value over the period (July 1, 2004 through December 31, 2004), multiplied by 184/366 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2004
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 -----------------
    Face                                                                          Maturity           Value                Standard
   Amount                                                                           Date    Yield   (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----    ------      -------  --------
Put Bonds (b) (9.10%)
------------------------------------------------------------------------------------------------------------------------------------
$6,000,000 California Infrastructure & EDRB (J. Paul Getty Trust) - Series D      02/01/05  1.81%   $  5,996,741   VMIG-1    A1+
 1,000,000 CSUCI Financing Authority Rental Housing RB - Series 2001
           LOC Citibank, N.A.                                                     08/01/05  1.60       1,000,000   VMIG-1
 5,000,000 Houston, TX Independent School District (Limited Tax Schoolhouse)      06/15/05  1.73       5,000,000   VMIG-1    A1+
 3,000,000 Metropolitan Government of Nashville & Davidson Counties, TN
           (Vanderbilt University) - Series 1985A                                 01/15/05  1.05       3,000,000   VMIG-1    A1+
 2,500,000 Plaquemines, LA Port, Harbor and Terminal District RB
           (International Marine Terminal Project) - Series 1984B (c)
           LOC KBC Bank                                                           03/15/05  1.08       2,500,000
   940,000 Pooled Puttable Floating Options Tax Exempt Receipts - Series PPT-33
           LOC Merrill Lynch & Company, Inc.                                      06/16/05  1.90         940,000             A1+
 3,500,000 Richardson Independent School District
           Unlimited Tax School Building Bond - Series 2000                       04/01/05  1.10       3,500,000   VMIG-1    A1+
----------                                                                                          ------------
21,940,000 Total Put Bonds                                                                            21,936,741
----------                                                                                          ------------
Tax Exempt Commercial Paper (9.66%)
------------------------------------------------------------------------------------------------------------------------------------
$5,000,000 Los Angeles County, CA MTA (2nd Sales Revenue Notes) - Series A
           LOC Bayerische Landesbank/Landesbank Baden Wurtemburg
           Westdeutsche Landesbank                                                02/02/05  1.65%   $ 5,000,000      P1      A1+
 5,300,000 Los Angeles County, CA MTA (2nd Sales Revenue Notes) - Series A
           LOC Bayerische Landesbank/Landesbank Baden Wurtemburg
           Westdeutsche Landesbank                                                02/02/05  1.70      5,300,000      P1      A1+
 5,000,000 Port of Oakland, CA - Series E
           LOC Bank of America/Morgan Guaranty Trust Company                      02/04/05  1.70      5,000,000      P1      A1+
 3,000,000 Regents of The University of California - Series A                     01/05/05  1.80      3,000,000      P1      A1+
 5,000,000 Regents of The University of California - Series A                     02/10/05  1.78      5,000,000      P1      A1+
----------                                                                                          ------------
23,300,000 Total Tax Exempt Commercial Paper                                                         23,300,000
----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (16.23%)
------------------------------------------------------------------------------------------------------------------------------------
$2,000,000 Alameda County, CA RAN (Alameda-Contra Costa Transit District)
           LOC BNP Paribas                                                        07/07/05  1.58%   $ 2,014,323     MIG-1    A1+
 5,000,000 Burlington County, NJ BAN General Improvement C-II (c)                 04/15/05  1.75      4,992,743
 1,500,000 California School Cash Reserve Program Authority - Series A
           Insured by AMBAC Indemnity Corp.                                       07/06/05  1.60      1,510,526     MIG-1    SP1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2004
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 -----------------
    Face                                                                          Maturity           Value                Standard
   Amount                                                                           Date    Yield   (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----    ------      -------  --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$8,099,000 City of New Rochelle, Westchester County, NY BAN - Series 2004 (c)     03/18/05  2.40%   $  8,075,439
 3,000,000 Contra Costa County, CA (Board of Education) - Series 2004             06/30/05  1.64       3,019,790             SP1+
 5,000,000 Plaquemines, LA Port, Harbor and Terminal District RB
           (Chevron Pipe Line Company Project) - Series 1984 (c)                  09/01/05  1.55       5,006,558
 7,000,000 San Bernardino County, CA MHRB
           (Highland Hills Project) - Series A
           Collateralized by Federal Home Loan Bank                               05/01/05  2.20       6,986,717             A1+
 3,000,000 San Juan, CA USD TRAN - Series 2004-05                                 11/18/05  1.95       3,027,170             SP1+
 1,475,000 Santa Cruz County, CA TRAN - Series 2004/2005                          07/06/05  1.62       1,485,205    MIG-1    SP1+
 3,000,000 State of Texas TRAN                                                    08/31/05  1.60       3,027,389    MIG-1    SP1+
----------                                                                                          ------------
39,074,000 Total Tax Exempt General Obligation Notes & Bonds                                          39,145,860
----------                                                                                          ------------
Variable Rate Demand Instruments (d) (59.35%)
------------------------------------------------------------------------------------------------------------------------------------
$5,000,000 California ABN AMRO MuniTOPs Certificates Trust
           (Sequioa Union Single Assets) - Series 2003-2
           Insured by MBIA Insurance Corp.                                        01/01/10  2.02%   $  5,000,000   VMIG-1
 3,000,000 California ABN AMRO MuniTOPs Certificates Trust
           (Sequioa Union Single Assets) - Series 2004-26
           Insured by MBIA Insurance Corp.                                        08/01/12  2.02       3,000,000   VMIG-1
 2,190,000 California Association for Bay Area Government Nonprofit Corp.
           (America Baptist Homes of the West Project) - Series 1997D
           LOC U.S. Bank, N.A.                                                    10/01/27  2.15       2,190,000             A1+
 5,400,000 California Association for Bay Area Government Nonprofit Corp.
           (Valley Christian Schools) - Series 1997D
           LOC Bank of America                                                    11/01/32  1.98       5,400,000   VMIG-1
 4,210,000 California HFFA RB (Adventist Hospital)
           LOC U.S. Bank, N.A.                                                    08/01/21  1.99       4,210,000   VMIG-1    A1+
 3,540,000 California Infrastructure & EDRB (San Francisco Ballet Association)
           LOC Allied Irish Bank                                                  07/01/32  1.98       3,540,000   VMIG-1
 5,000,000 California State Department of Water Resources RB
           (Power Supply) - Series C-4
           LOC JP Morgan Chase/California State Teachers Retirement               05/01/22  2.00       5,000,000   VMIG-1    A1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                     Ratings (a)
                                                                                                                 -----------------
    Face                                                                          Maturity           Value                Standard
   Amount                                                                           Date    Yield   (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----    ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$6,900,000 California State Department of Water Resources RB
           (Power Supply) - Series C-15
           LOC Bank of Nova Scotia                                                05/01/22  1.97%   $  6,900,000   VMIG-1    A1+
 4,685,000 California Statewide Communities Development Authority RB
           (Japanese American Museum) - Series A
           LOC Allied Irish Bank                                                  08/01/30  2.00       4,685,000             A1
 2,070,000 California Water Refuse Finance Authority RB
           Insured by FSA                                                         05/01/28  2.00       2,070,000             A1+
 1,220,000 Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
           Guaranteed by Federal Home Loan Mortgage Corporation                   06/01/16  2.00       1,220,000   VMIG-1
 3,000,000 Clipper Tax-Exempt COPs - Series 2004                                  05/01/11  2.03       3,000,000   VMIG-1
 1,200,000 Colton, CA Redevelopment Agency 1985 Issue - Series A
           Guaranteed by Federal Home Loan Bank                                   05/01/10  2.00       1,200,000             A1+
 1,100,000 Dublin, CA MHRB (Park Sierra) - Series A
           LOC KBC Bank                                                           06/01/28  2.01       1,100,000   VMIG-1
 3,000,000 Golden State Tobacco Securitization Corporation RB
           Insured by AMBAC Indemnity Corp.                                       06/01/28  2.05       3,000,000             A1
 3,000,000 Hayward, CA MHRB (Barrington Hills) - Series A
           Collateralized by Federal National Mortgage Association                06/15/25  1.98       3,000,000             A1+
 1,100,000 Irvine, CA Improvement Bond Act-1915
           Limited Obligation-Assestment District # 93-14
           LOC Bank of America                                                    09/02/25  2.10       1,100,000   VMIG-1    A1+
 1,100,000 Irvine Ranch, CA Water District #182 - Series A
           LOC Landesbank Hessen                                                  11/15/13  2.10       1,100,000             A1+
 1,128,000 Irvine, CA Improvement Bond Act 1915 Assessment District #94-15
           LOC State Street Bank & Trust Company                                  09/02/20  2.15       1,128,000   VMIG-1    A1+
 3,510,000 Irvine, CA Improvement Bond Act 1915 Assessment District #89-10
           LOC Bayerische Hypovereinsbank, A.G.                                   09/02/15  2.17       3,510,000   VMIG-1    A1+
 1,290,000 Irvine, CA Public Facilities & Infrastructure Authority
           (Lease Capital Improvement Project)
           LOC Bayerische Hypovereinsbank, A.G.                                   11/01/10  2.04       1,290,000   VMIG-1    A1+
 5,800,000 Los Angeles, CA
           (Department of Water and Power System) - Subseries A-6                 07/01/35  1.95       5,800,000   VMIG-1    A1+
 4,000,000 Los Angeles, CA
           (Department of Water and Power System) - Subseries B-5                 07/01/34  1.98       4,000,000   VMIG-1    A1+


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2004
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                 -----------------
    Face                                                                          Maturity           Value                Standard
   Amount                                                                           Date    Yield   (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----    ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$3,300,000 Los Angeles, CA Housing Authority MHRB
           (Malibu Meadows Project) - Series 1998B
           Collateralized by Federal National Mortgage Association                04/15/28  1.98%   $  3,300,000             A1+
   365,000 Los Angeles, CA IDRB (Cereal Food Processors, Inc. Project) -
           Series 1995
           LOC Commerce Bank                                                      12/01/05  2.05         365,000             A1
 2,800,000 Metropolitan Water District of Southern California Waterworks RB
           - Series B                                                             07/01/35  2.15       2,800,000   VMIG-1    A1+
 1,200,000 Orange County, CA Apartments Development RB
           (Niguel Summit 1) - Series A
           Guaranteed by Federal Home Loan Mortgage Corporation                   11/01/09  2.04       1,200,000   VMIG-1
 3,100,000 Orange County, CA Sanitation District COPs - Series 1-3, 5-7, & 11
           Insured by AMBAC Indemnity Corp.                                       08/01/13  1.95       3,100,000   VMIG-1    A1+
 2,500,000 Puerto Rico Commonwealth Infrastructure Financing Authority
           Collateralized by U.S. Government                                      04/01/27  2.00       2,500,000             A1+
 2,000,000 Puerto Rico Commonwealth ROC II - Series 185
           Insured by FGIC                                                        07/01/16  2.00       2,000,000   VMIG-1
 4,000,000 Puerto Rico PFC P-Floats PA 843
           Insured by FSA                                                         07/01/16  1.99       4,000,000             A1+
 7,000,000 Rancho, CA Water District Finance Authority - Series B
           Insured by FGIC                                                        08/01/31  1.95       7,000,000   VMIG-1
 4,400,000 Riverside County, CA Public Facility COPs - Series B
           LOC State Street Bank & Trust Company                                  12/01/15  1.95       4,400,000   VMIG-1    A1+
 7,900,000 Sacramento County, CA MHRB - Series C
           Guaranteed by Federal Home Loan Mortgage Corporation                   04/15/07  1.95       7,900,000   VMIG-1
 5,870,000 Sacramento County, CA Sanitation District Finance Authority
           (Sacramento Regional) - Series C
           LOC Credit Agricole                                                    12/01/30  1.97       5,870,000   VMIG-1    A1+
 3,595,000 Sacramento County, CA MHRB (Smoketree Apartments) - Series 1990A
           Guaranteed by Federal National Mortgage Association                    04/15/10  1.95       3,595,000             A1+
 2,900,000 San Bernadino County, CA COPs
           (County Center Refinancing Project) - Series 1996
           LOC BNP Paribas                                                        07/01/15  1.96       2,900,000   VMIG-1    A1+
 3,000,000 San Diego, CA COPs (San Diego Museum of Art)
           LOC Allied Irish Bank                                                  09/01/30  2.13       3,000,000   VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                        Ratings (a)
                                                                                                                 -----------------
    Face                                                                          Maturity           Value                Standard
   Amount                                                                           Date    Yield   (Note 1)     Moody's  & Poor's
   ------                                                                           ----    -----    ------      -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  San Francisco Bay Area, CA Toll Bridge Authority RB
             Insured by AMBAC Indemnity Corp.                                       04/01/39  1.94%   $  2,000,000   VMIG-1    A1+
  5,300,000  San Francisco, CA (Filmore Center A-1)
             LOC Credit Suisse First Boston                                         12/01/17  2.01       5,300,000             A1+
  1,675,000  Santa Clara County, CA MHRB (Grove Garden Apartments) -
             Series 1997A
             Collateralized by Federal National Mortgage Association                02/15/27  1.98       1,675,000             A1+
  1,000,000  Simi Valley, CA MHRB (Lincoln Wood Ranch)
             Guaranteed by Federal Home Loan Mortgage Corporation                   06/01/10  1.98       1,000,000             A1+
  2,000,000  Southern California Public Power Authority
             (Southern Transmission Project) - Series 2000A
             Insured by FSA                                                         07/01/23  1.95       2,000,000   VMIG-1    A1+
  3,000,000  State of California GO RB
             Insured by FGIC                                                        09/01/21  2.02       3,000,000             A1+
  1,800,000  Vallejo, CA Housing Authority MHRB - Series C
             LOC Bank of America                                                    01/01/08  2.01       1,800,000   VMIG-1
-----------                                                                                           ------------
143,148,000  Total Variable Rate Demand Instruments                                                    143,148,000
-----------                                                                                           ------------
Variable Rate Demand Instruments - Private Placements (d) (1.10%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,840,000  Redevelopment Agency of the City of Morgan Hill
             (Kent Trust Project) - Series 1984B
             LOC Comerica Bank                                                      12/01/14  2.62%   $  1,840,000     P1      A1
    820,000  Redevelopment Agency of the City of Morgan Hill
             (Nob Hill Venture Investments) - Series 1984
             LOC Wells Fargo Bank, N.A.                                             12/01/09  2.62         820,000     P1      A1+
-----------                                                                                           ------------
  2,660,000  Total Variable Rate Demand Instruments - Private Placements                                 2,660,000
-----------                                                                                           ------------
             Total Investments (95.44%) (cost $230,190,601+)                                           230,190,601
             Cash and other assets in excess of liabilities (4.56%)                                     10,996,531
                                                                                                      ------------
             Net Assets (100.00%)                                                                     $241,187,132
                                                                                                      ============
             Net asset value, offering and redemption price per share:
             Class A Shares,    182,986,740 shares outstanding (Note 3)                               $       1.00
                                                                                                      ============
             Class B Shares,     24,057,977 shares outstanding (Note 3)                               $       1.00
                                                                                                      ============
             Advantage Shares,   34,428,038 shares outstanding (Note 3)                               $       1.00
                                                                                                      ============

           + Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2004
================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

     BAN      =   Bond Anticipation Note                      MHRB     =   Multi-Family Housing Revenue Bond
     COPs     =   Certificates of Participations              MTA      =   Metropolitan Transit Authority
     EDRB     =   Economic Development Revenue Bond           PFC      =   Public Finance Corporation
     FGIC     =   Financial Guaranty Insurance Company        RAN      =   Revenue Anticipation Note
     FSA      =   Financial Security Assurance                RB       =   Revenue Bond
     GO       =   General Obligation                          ROC      =   Reset Option Certificate
     HFFA     =   Health Facility Finance Authority           TOPs     =   Tender Option Puts
     IDRB     =   Industrial Development Revenue Bond         TRAN     =   Tax and Revenue Anticipation Note
     LOC      =   Letter of Credit                            USD      =   Unified School District


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
DECEMBER 31, 2004
================================================================================

          States                       Value                     % of Portfolio
--------------------------- ---------------------------- -----------------------
California                            185,648,472                     80.65%
Louisiana                               7,506,558                      3.26
New Jersey                              4,992,743                      2.17
New York                                8,075,439                      3.51
Puerto Rico                             8,500,000                      3.69
Tennessee                               3,000,000                      1.30
Texas                                  11,527,389                      5.01
Other Territories                         940,000                      0.41
--------------------------- ---------------------------- -----------------------
Total                               $ 230,190,601                   100.00%
--------------------------- ---------------------------- -----------------------




















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
================================================================================

INVESTMENT INCOME

Income:
  Interest......................................................................      $         2,847,189
                                                                                       ------------------
Expenses: (Note 2)

   Investment management fee....................................................                  696,905
   Administration fee...........................................................                  487,834
   Distribution fee (Advantage shares)..........................................                  139,729
   Shareholder servicing fee (Class A shares)...................................                  360,078
   Shareholder servicing fee (Advantage shares).................................                   77,627
   Custodian expenses...........................................................                   13,656
   Shareholder servicing and related shareholder expenses+......................                  132,626
   Legal, compliance and filing fees............................................                  120,977
   Audit and accounting.........................................................                  116,494
   Directors' fees and expenses.................................................                   11,898
   Miscellaneous................................................................                   14,618
                                                                                       ------------------
     Total expenses.............................................................                2,172,442
     Less: Expenses paid indirectly.............................................                   (3,413)
           Fees waived..........................................................                 (170,997)
                                                                                       ------------------
     Net expenses...............................................................                1,998,032
                                                                                       ------------------
Net investment income...........................................................                  849,157

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments................................................                   36,534
                                                                                       ------------------
Increase in net assets from operations..........................................      $           885,691
                                                                                       ==================


+ Includes class specific transfer agency expenses of $88,792 and $12,284 for Class A and Class B shares, respectively.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
================================================================================

                                                                            2004                          2003
                                                                       ---------------             ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income......................................      $        849,157            $         500,841
     Net realized gain on investments...........................                36,534                       45,436
                                                                       ---------------             ----------------
     Increase in net assets from operations.....................               885,691                      546,277

Dividends to shareholders from net investment income:*
     Class A shares.............................................              (616,182)                    (298,225)
     Class B shares.............................................              (122,029)                     (78,423)
     Advantage shares...........................................               (92,680)                     (76,554)
Capital share transactions (Note 3):
     Class A shares.............................................            19,051,129                    1,704,331
     Class B shares.............................................             8,507,796                   (9,273,642)
     Advantage shares...........................................              (624,110)                 (14,861,181)
                                                                       ---------------             ----------------
     Total increase (decrease)..................................            26,989,615                  (22,337,417)
Net assets:
     Beginning of year..........................................           214,197,517                  236,534,934
                                                                       ---------------             ----------------
     End of year................................................      $    241,187,132            $     214,197,517
                                                                       ===============             ================

     Undistributed net investment income........................      $        189,507            $         171,241
                                                                       ===============             ================


* Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. Summary of Accounting Policies California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Advantage California Tax Exempt Liquidity Fund ("Advantage shares", formerly California Tax Exempt Liquidity Fund shares; re-designated Advantage California Tax Exempt Liquidity Fund Shares on April 29, 2004). The Class A and Advantage shares are subject to a service fee pursuant the Shareholder Servicing Agreement. Pursuant to its Plan, the Advantage shares are also subject to a distribution fee under its Distribution Agreement. The Class B shares are not subject to either of these fees. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to service and distribution fees and transfer agent expenses. Income, expense (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Advantage shares commenced on November 22, 2002.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable, if any, income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

1. Summary of Accounting Policies (Continued)

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets. Pursuant to the Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement (with respect to all classes) and a Shareholder Servicing Agreement (with respect to Class A and Advantage shares only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a fee equal to .20% of the average daily net assets with respect to the Class A shares and a service fee of .25% with respect to the Advantage shares. In addition, the Distributor receives .45% per annum in distribution fees of the Advantage share's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended December 31, 2004, the following fees were voluntarily waived by the Manager and Distributor:

Investment Management fees................................   $   35,000
Distribution fees - Advantage shares......................       55,723
Shareholder servicing fees - Class A......................        2,647
Shareholder servicing fees - Advantage shares.............       77,627
                                                             ----------
   Total..................................................   $  170,997
                                                             ==========

The Manager and Distributor have no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended. In addition, beginning in July 2004, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. Effective January 1, 2005, Directors who are unaffiliated with the Manager will receive from the fund a fee of $850 for each Board of Directors meeting attended, also each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting allocated among the funds of the Reich & Tang Complex.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $100,619 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund.

For the year ended December 31, 2004, the breakdowns of expenses paid indirectly by the Fund were as follows:

Custodian expenses........................................   $    2,530
Shareholder servicing and related shareholder expenses....          883
                                                             ----------
   Total..................................................   $    3,413
                                                             ==========
3. Capital Stock

At December 31, 2004, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Year Ended                        Year Ended
Class A                                        December 31, 2004                 December 31, 2003
-------                                        -----------------                 -----------------

Sold...................................            525,436,325                       482,289,964
Issued on reinvestment of dividends....                555,049                           257,626
Redeemed...............................           (506,940,245)                     (480,843,259)
                                                 -------------                      ------------
Net increase (decrease)................             19,051,129                         1,704,331
                                                 =============                      ============

Class B
-------
Sold......................................          70,831,574                        137,386,338
Issued on reinvestment of dividends.......             121,952                             78,495
Redeemed..................................         (62,445,730)                      (146,738,475)
                                                 -------------                      -------------
Net increase (decrease)...................           8,507,796                         (9,273,642)
                                                 =============                      =============

Advantage Shares
----------------
Sold......................................          87,008,995                        214,979,048
Issued on reinvestment of dividends.......              92,489                             76,523
Redeemed..................................         (87,725,594)                      (229,916,752)
                                                 -------------                      -------------
Net increase (decrease)...................            (624,110)                       (14,861,181)
                                                 =============                      =============

As of December 31, 2004, the breakdowns of net assets by share class were as follows:
Class A shares............................       $ 182,770,297
Class B shares............................          24,029,520
Advantage shares..........................          34,387,315
                                                 -------------
   Total..................................        $241,187,132
                                                  ============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
4. Liabilities
At December 31, 2004, the Fund had the following liabilities:
Fees payable to Affiliates*...............       $      13,668
Dividends payable.........................               7,864
Accrued other payables....................              47,612
                                                 -------------
   Total liabilities......................       $      69,144
                                                 =============

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

5. Tax Information
The tax character of all distributions paid during the years ended December 31, 2004 and 2003 were tax-exempt income.

At December 31, 2004, the Fund had for federal income tax purposes, capital losses of $475,130, which may be carried forward to offset future capital gains. Such losses expire December 31, 2009.

At December 31, 2004, the undistributed tax-exempt income for income tax purposes amounted to $189,507.

6. Concentration of Credit Risk
The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 70% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
7. Financial Highlights

                                                               Year Ended December 31,
                                                  ----------------------------------------------------
Class A Shares
--------------                                     2004       2003       2002       2001        2000
                                                  ------     ------     -------    -------     ------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......         $   1.00   $  1.00    $  1.00    $  1.00     $  1.00
                                                 ---------  --------   ---------  ---------   ---------
Income from investment operations:
    Net investment income...............             0.003     0.002      0.005      0.016       0.027
    Net realized and unrealized gain (loss)
      on investments....................             0.000     0.000      0.000      0.000       0.000
                                                 ---------  --------   ---------  ---------   --------
    Total from investment operations....             0.003     0.002      0.005      0.016       0.027
Less distributions from:
    Dividends from net investment income            (0.003)   (0.002)    (0.005)    (0.016)     (0.027)
    Net realized gains on investments...            ( --  )   ( --  )    ( --  )    ( --  )     ( --  )
                                                 ---------  --------   ---------  ---------   --------
    Total Distributions.................            (0.003)   (0.002)    (0.005)    (0.016)     (0.027)
                                                 ---------  --------   ---------  ---------   --------
Net asset value, end of year............         $   1.00   $  1.00    $  1.00    $  1.00     $  1.00
                                                 =========  ========   =========  =========   ========
Total Return............................             0.33%     0.17%      0.55%      1.57%       2.75%
Ratios/Supplemental Data
Net assets, end of year (000)...........         $ 182,770  $163,675   $161,935   $184,975    $198,530
Ratios to average net assets:
  Expenses, net of fees waived (a)......             0.88%     0.84%      0.86%      0.79%       0.85%
  Net investment income.................             0.35%     0.19%      0.57%      1.60%       2.67%
  Management and administration fees waived          0.02%     0.04%      0.14%      0.04%       0.00%
  Shareholder servicing fees waived.....             0.00%     0.02%      0.00%      0.00%       0.00%
  Expenses paid indirectly..............             0.00%     0.00%      0.00%      0.00%       0.00%

(a) Includes expenses paid indirectly


-----------------------------------------------------------------------

-----------------------------------------------------------------------



=======================================================================

7. Financial Highlights (Continued)

                                                                Year Ended December 31,
                                                  ----------------------------------------------------
Class B Shares
--------------                                     2004       2003       2002       2001        2000
                                                  ------     ------     -------    -------     ------

Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......         $   1.00   $  1.00    $  1.00    $  1.00     $  1.00
                                                 ---------  --------   ---------  ---------   --------
Income from investment operations:
    Net investment income...............             0.005     0.004      0.008      0.018       0.030
    Net realized and unrealized gain (loss)
      on investments....................             0.000     0.000      0.000      0.000       0.000
                                                 ---------  --------   ---------  ---------   --------
    Total from investment operations....             0.005     0.004      0.008      0.018       0.030
Less distributions:
    Dividends from net investment income            (0.005)   (0.004)    (0.008)    (0.018)     (0.030)
    Net realized gains on investments...            ( --  )   ( --  )    ( --  )    ( --  )     ( --  )
                                                 ---------  --------   ---------  ---------   --------
    Total Distributions.................            (0.005)   (0.004)    (0.008)    (0.018)     (0.030)
                                                 ---------  --------   ---------  ---------   --------
Net asset value, end of year............         $   1.00   $  1.00    $  1.00    $  1.00     $  1.00
                                                 =========  ========   =========  =========   ========
Total Return............................             0.52%     0.39%      0.77%      1.79%       2.99%
Ratios/Supplemental Data
Net assets, end of year.................         $  24,030  $ 15,526   $ 24,778   $ 19,729    $374,920
Ratios to average net assets:
  Expenses, net of fees waived (a)......             0.69%     0.63%       0.64%     0.58%       0.62%
  Net investment income.................             0.58%     0.39%       0.78%     1.92%       2.97%
  Management and administration fees waived          0.02%     0.04%       0.14%     0.04%       0.00%
  Expenses paid indirectly..............             0.00%     0.00%       0.00%     0.00%       0.00%

(a) Includes expenses paid indirectly


-----------------------------------------------------------------------

-----------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
=======================================================================

7. Financial Highlights (Continued)



Advantage Shares                                        Year Ended December 31,                   November 22, 2002
----------------                                        -----------------------             (Commencement of Offering) to
                                                     2004                     2003                December 31, 2002
                                                   ---------               ---------              -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00                 $   1.00                  $   1.00
                                                   ---------               ---------                 ---------
Income from investment operations:
    Net investment income......................       0.003                    0.002                     0.000
    Net realized and unrealized gain (loss)
       on investments..........................       0.000                    0.000                     0.000
                                                   ---------               ---------                 ---------
   Total from investment operations............       0.003                    0.002                     0.000
Less distributions:
    Dividends from net investment income.......      (0.003)                  (0.002)                   (0.000)
    Net realized gains on investments..........      ( --  )                  ( --  )                   ( --  )
                                                   ---------               ---------                 ---------
   Total Distributions.........................      (0.003)                  (0.002)                   (0.000)
                                                   ---------               ---------                 ---------
Net asset value, end of period.................    $  1.00                 $   1.00                  $   1.00
                                                   =========               =========                 =========

Total Return...................................       0.31%                    0.17%                     0.04%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................    $ 34,387                $  34,997                 $  49,822
Ratios to average net assets:
  Expenses, net of fees waived (b).............       0.90%                    0.84%                     0.84%(c)
  Net investment income........................       0.31%                    0.19%                     0.50%(c)
  Management and administration fees waived....       0.02%                    0.04%                     0.14%(c)
  Shareholder servicing and distribution fees waived  0.43%                    0.46%                     0.44%(c)
  Expenses paid indirectly.....................       0.00%                    0.00%                     0.00%(c)


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


-----------------------------------------------------------------------

-----------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
======================================================================


To The Board of Directors and Shareholders of
California Daily Tax Free Income Fund, Inc.




In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for o ur opinion.






PricewaterhouseCoopers LLP
New York, New York
February 11, 2005





-----------------------------------------------------------------------

-----------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
=======================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington,
DC (please call the SEC at (800)732-0330 for information on the operation of the Public Reference Room).


INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================


                                          Directors and Officers Information
                                                 December 31, 2004+

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Number of Portfolios       Other
                            Position(s)   Term of Office   Principal Occupation(s)        in Fund Complex     Directorships
     Name, Address2,         Held with    and Length of          During Past           Overseen by Director      held by
         and Age               Fund        Time Served3            5 Years                  or Officer          Director
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
-------------------------- -------------- --------------- --------------------------- ---------------------- -----------------------
 Dr. W. Giles Mellon,       Director            1987       Professor Emeritus of       Director/Trustee of         None
 Age 73                                                    Business Administration     eleven portfolios
                                                           in the Graduate School of
                                                           Management, Rutgers
                                                           University, with which he
                                                           has been associated since
                                                           1966.
-------------------------- -------------- --------------- --------------------------- ---------------------- -----------------------
 Robert Straniere, Esq.,    Director            1987       Owner, Straniere Law Firm   Director/Trustee of   WPG Funds Group
 Age 63                                                    since 1980, NYS             eleven portfolios
                                                           Assemblyman since 1981 and
                                                           counsel at Fisher, Fisher
                                                           & Berger since 1995.
-------------------------- -------------- --------------- --------------------------- ---------------------- -----------------------
 Dr. Yung Wong,             Director            1987       Managing Director of        Director/Trustee of         None
 Age 66                                                    Abacus Associates, an       eleven portfolios
                                                           investment firm, since
                                                           1996.
-------------------------- -------------- --------------- --------------------------- ---------------------- -----------------------

1 The Statement of Additional Information includes additional information about California Daily Tax Free Income Fund Inc. (the "Fund")
     directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================


                                          Directors and Officers Information
                                                 December 31, 2004+

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of Portfolios            Other
                            Position(s)   Term of Office   Principal Occupation(s)          in Fund Complex          Directorships
     Name, Address2,         Held with    and Length of          During Past             Overseen by Director           held by
         and Age               Fund        Time Served3            5 Years                    or Officer               Director
------------------------------------------------------------------------------------------------------------------------------------

Interested Directors/Officers:
-------------------------- -------------- --------------- --------------------------- ---------------------- -----------------------
Steven W. Duff,            President       Since 1994    Manager and President of           Director/Trustee             None
Age 50                     and Director4                 Reich & Tang Asset Management,     and/or Officer of
                                                         LLC ("RTAM, LLC"), a registered    sixteen other
                                                         Investment Advisor and President   portfolios
                                                         of the Mutual Funds Division of
                                                         RTAM, LLC. Associated with RTAM,
                                                         LLC since 1994. Mr. Duff is also
                                                         President and Director/Trustee of
                                                         eight other funds in the Reich & Tang
                                                         Fund Complex, Director of Pax World
                                                         Money Market Fund, Inc. and President
                                                         and Chief Executive Officer of Tax
                                                         Exempt Proceeds Fund, Inc.  Mr. Duff
                                                         also serves as a Director of Reich &
                                                         Tang Services, Inc. and Reich & Tang
                                                         Distributors, Inc.
------------------ ------------- --------------- --------------------------------------------- ------------- -----------------------
Molly Flewharty,           Vice            Since 1987    Senior Vice President of RTAM, LLC.        N/A                 N/A
Age 52                     President                     Associated with RTAM, LLC since 1977.
                                                         Ms. Flewharty is also Vice President
                                                         of eleven other funds in the Reich &
                                                         Tang Fund Complex.  Ms. Flewharty
                                                         also serves as Senior Vice President
                                                         of Reich & Tang Distributors, Inc.
------------------ ------------- --------------- --------------------------------------------- ------------- -----------------------


1 The Statement of Additional Information includes additional information about California Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

4 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                          Directors and Officers Information
                                                 December 31, 2004+

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Number of Portfolios            Other
                            Position(s)   Term of Office   Principal Occupation(s)          in Fund Complex          Directorships
     Name, Address2,         Held with    and Length of          During Past             Overseen by Director           held by
         and Age               Fund        Time Served3            5 Years                    or Officer               Director
------------------------------------------------------------------------------------------------------------------------------------

Interested Directors/Officers:
-------------------------- -------------- --------------- --------------------------- ---------------------- -----------------------
Rosanne Holtzer,           Chief           Since 1998    Senior Vice President of RTAM, LLC.      N/A                     N/A
Age 39                     Compliance                    Associated with RTAM, LLC since 1986.
                           Officer,                      Ms. Holtzer is also Chief Compliance
                           Secretary                     Officer, Secretary and Assistant
                           and                           Treasurer of eleven other funds in the
                           Assistant                     Reich & Tang Fund Complex.  Ms. Holtzer
                           Treasurer                     also serves as Senior Vice President,
                                                         Assistant Secretary & Compliance Officer
                                                         of Reich & Tang Distributors, Inc. and
                                                         Senior Vice President, Assistant
                                                         Secretary & Chief Compliance Officer
                                                         of Reich & Tang Services, Inc.
------------------------- -------------- --------------- --------------------------- ---------------------- ------------------------
Dana E. Messina,           Vice            Since 1989    Executive Vice President of RTAM, LLC.   N/A                     N/A
Age 47                     President                     Associated with RTAM, LLC since 1980.
                                                         Ms. Messina is also Vice President of
                                                         eight other funds in the Reich & Tang
                                                         Fund Complex.  Ms. Messina also serves
                                                         as Executive Vice President of Reich &
                                                         Tang Distributors, Inc.
------------------------- -------------- --------------- --------------------------- ---------------------- ------------------------
Anthony Pace,              Treasurer       Since 2004    Vice President of RTAM, LLC since        N/A                     N/A
Age 39                     and                           Spetember 2004.  Mr. Pace was a
                           Assistant                     Director of a Client Service Group
                           Secretary                     at GlobeOp Financial Services, Inc.
                                                         from May 2002 to August 2004 and
                                                         Controller/Director of Mutual Fund
                                                         Administration for Smith Barney Funds
                                                         Management LLC and Solomon Brothers Asset
                                                         Management Inc. from 1998 to May 2002.
                                                         Mr. Pace is also Treasurer and Assistant
                                                         Secretary of eleven other funds in the
                                                         Reich & Tang Fund Complex.
------------------------- -------------- --------------- --------------------------- ---------------------- ------------------------

1 The Statement of Additional Information includes additional information about California Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

2 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

3    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.



-------------------------------------------------------------------------------

--------------------------------------------------------------------------------






CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.





                       Annual Report
                     December 31, 2004























-------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     101 Barclay Street, 13th Floor
     New York, New York 10286


Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





CA12/04A

--------------------------------------------------------------------------------

Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate.

Item 4:    Principal Accountant Fees and Services

                                FYE 12/31/2004             FYE 12/31/2003

4(a)       Audit Fees           $22,700                    $21,600
4(b)       Audit Related Fees   $     0                    $     0
4(c)       Tax Fees             $ 3,150                    $  3,000
4(d)       All Other Fees       $     0                    $      0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,150 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2004. $3,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2003.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrants second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.


 By (Signature and Title)* /s/Rosanne Holter
                           Rosanne Holtzer, Secretary


Date: February 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Steven W. Duff
                          Steven W. Duff, President


Date: February 25, 2005


By (Signature and Title)* /s/Anthony Pace
                          Anthony Pace, Treasurer


Date: February 25, 2005


* Print the name and title of each signing officer under his or her signature.